ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

12.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31, 2025	December 31, 2024
Accounts payable	$8,684,103	$3,082,655
Accrued liabilities	3,651,432	1,760,131
Due to related parties (Note 17)	3,989	56,040
	$12,339,524	$4,898,826